Income Tax And Deferred Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Disclosure of Components Of Income Tax Explanatory

The following table presents the components of the income tax expense/(benefit) recognized in the consolidated statement of comprehensive income for the years ended December 31, 2019, 2018 and 2017:

	For the years ended December 31,
Current Income Tax and Adjustments	2019	2018	2017
to Current Income Tax for Previous Periods	ThUS$	ThUS$	ThUS$
Current income tax	(675,267)	(698,216)	(647,937)
Tax benefit from tax losses, tax credits or temporary differences not previously recognized for the current period (current tax credits and/or benefits)	7,426	20,104	30,041
Adjustments to current tax from the previous period	23,419	7,692	24,030
Other current tax benefit / (expense)	—	(267)	485
Current tax expense, net	(644,422)	(670,687)	(593,381)
Benefit / (expense) from deferred taxes for origination and reversal of temporary differences	415,945	228,505	28,259
Benefit / (expense) from deferred taxes due to changes in tax rates or the introduction of new taxes	(7,437)	4,662	54,967
Adjustments to deferred taxes from the previous period	(432)	(412)	(8,979)
Total deferred tax benefit / (expense)	408,076	232,755	74,247
Income tax expense	(236,346)	(437,932)	(519,134)

Disclosure of Reconciliation Of Tax Expense Explanatory

The following table reconciles income taxes resulting from applying the local current tax rate to “Net income before taxes” and the actual income tax expense recognized in the consolidated statement of comprehensive income for the years ended December 31, 2019, 2018 and 2017:

		2019		2018		2017
Reconciliation of Tax Expense	Tax Rate	ThUS$	Tax Rate	ThUS$	Tax Rate	ThUS$

ACCOUNTING INCOME BEFORE TAX		2,406,109		2,104,990		1,645,648

Total tax income (expense) using statutory rate	(27.00%)	(649,649)	(27.00%)	(568,345)	(25.50%)	(419,637)
Tax effect of rates applied in other countries	(5.23%)	(125,912)	(6.64%)	(139,772)	(10.93%)	(179,788)
Tax effect of non-taxable operations and benefits from tax losses and tax credits (*)	26.33%	633,557	19.16%	403,399	8.39%	138,031
Tax effect of non-tax-deductible expenses	(4.57%)	(109,892)	(6.90%)	(145,156)	(7.76%)	(127,758)
Tax effect of changes in income tax rates	(0.31%)	(7,437)	0.22%	4,662	3.34%	54,967
Tax effect of adjustments to taxes in previous periods	0.98%	23,419	0.38%	7,692	1.46%	24,030
Adjustments for prior periods deferred taxes	(0.02%)	(432)	(0.02%)	(412)	(0.55%)	(8,979)
Total adjustments to tax expense using statutory rate	17.18%	413,303	6.21%	130,413	(6.05%)	(99,497)

Income tax benefit (expense)	(9.82%)	(236,346)	(20.79%)	(437,932)	(31.55%)	(519,134)

Summary of Balances of Deferred Tax Assets and Liabilities

The table below shows the balances of the deferred tax assets and liabilities presented in the consolidated statement of financial position at December 31, 2019 and 2018:

	December 31, 2019		December 31, 2018
Assets/(Liabilities) for Deferred Taxes	Assets	Liabilities	Assets	Liabilities
	ThUS$	ThUS$	ThUS$	ThUS$
Depreciations	25,659	(508,172)	12,514	(362,295)
Amortizations	6,158	(22,213)	7,206	(24,400)
Obligations for post-employment benefits	552,760	(154)	374,105	(154)
Revaluations of financial instruments	1,211	(11,626)	3,290	(8,364)
Tax loss	281,080	—	258,589	—
Provisions	636,653	(237,040)	803,708	(210,459)
Provision for Civil Contingencies	241,520	—	256,544	—
Provision Contingencies Workers	36,878	—	32,360	—
Provision uncontainable accounts	122,104	—	235,875	—
Provision of Human Resources accounts	16,339	—	14,730	—
Financial assets IFRIC 12	—	(207,425)	—	(196,683)
Other Provisions	219,812	(29,615)	264,199	(13,776)
Other Deferred Taxes	194,989	(474,925)	271,041	(1,237,814)
Amortization PPA - (Enel Distribución Goiás and Sao Paulo)	—	(105,236)	—	(682,399)
Monetary Correction - Argentina	—	(285,210)	—	(265,047)
Other Deferred Taxes	194,989	(84,479)	271,041	(290,368)
Deferred taxes Assets/(Liabilities) before compensation	1,698,510	(1,254,130)	1,730,453	(1,843,486)
Compensation deferred taxes Assets/Liabilities	(610,276)	610,276	(1,297,416)	1,297,416
Deferred taxes Assets/(Liabilities) after compensation	1,088,234	(643,854)	433,037	(546,070)

Summary of Origination and Changes in Deferred Tax Assets and Liabilities

The origin and changes in deferred tax assets and liabilities as of December 31, 2019 and 2018 are as follows:

		Movements
Deferred Taxes Assets/(Liabilities)	Net balance as of January 1, 2019	Recognized in profit or loss	Recognized in comprehensive income	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciations	(349,781)	(38,520)	—	82,756	(176,968)	(482,513)
Amortizations	(17,194)	119	—	(308)	1,328	(16,055)
Obligations for post-employment benefits	373,951	(1,962)	195,098	(17,182)	2,701	552,606
Revaluations of financial instruments	(5,074)	1,339	(1,320)	(162)	(5,198)	(10,415)
Tax loss	258,589	1,481	—	(10,630)	31,640	281,080
Provisions	593,249	(112,506)	—	(30,273)	(50,857)	399,613
Provision for Civil Contingencies	256,544	(46,541)	—	(11,377)	42,894	241,520
Provision Contingencies Workers	32,360	146	—	116	4,256	36,878
Provision for doubtful trade accounts	235,875	7,096	—	(9,042)	(111,825)	122,104
Provision of Human Resources accounts	14,730	680	—	(223)	1,152	16,339
Financial assets IFRIC 12	(196,683)	(36,402)	—	12,177	13,483	(207,425)
Other Provisions	250,423	(37,485)	—	(21,924)	(817)	190,197
Other Deferred Taxes	(966,773)	558,125	—	37,743	90,969	(279,936)
Amortization PPA - (Enel Distribución Goiás y Sao Paulo)	(682,399)	563,517	—	13,646	—	(105,236)
Monetary Correction - Argentina	(265,047)	370	—	629	(21,162)	(285,210)
Other Deferred Taxes	(19,327)	(5,762)	—	23,468	112,131	110,510
Deferred Taxes Assets/(Liabilities)	(113,033)	408,076	193,778	61,944	(106,385)	444,380

				Movements
Deferred Taxes Assets/(Liabilities)	Net balance as of January 1, 2018 before the application of IFRS 9	Effects first application IFRS 9 and IFRS 15 and IAS 29	Net balance as of January 1, 2018	Recognized in profit or loss	Recognized in comprehensive income	Acquisitions	Foreign currency translation difference	Other increases (decreases)	Net balance as of December 31, 2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Depreciations	(332,221)	26	(332,195)	(25,314)	—	—	27,654	(19,926)	(349,781)
Amortizations	(20,766)	—	(20,766)	145	—	—	2,937	490	(17,194)
Obligations for post-employment benefits	83,769	—	83,769	1,362	59,036	262,299	(31,463)	(1,052)	373,951
Revaluations of financial instruments	3,278	—	3,278	(8,149)	1,103	—	(85)	(1,221)	(5,074)
Tax loss	—	—	—	274,706	—	—	(16,117)	—	258,589
Provisions	144,318	5,626	149,944	120,906	—	340,549	(70,557)	52,407	593,249
Provision for Civil Contingencies	46,147	—	46,147	7,183	—	218,400	(14,989)	(197)	256,544
Provision Contingencies Workers	33,669	—	33,669	(705)	—	—	(540)	(64)	32,360
Provision for doubtful trade accounts	99,420	5,626	105,046	111,533	—	34,765	(15,218)	(251)	235,875
Provision of Human Resources accounts	4,782	—	4,782	6,685	—	4,028	(870)	105	14,730
Financial assets IFRIC 12	(119,729)	—	(119,729)	(30,739)	—	(54,965)	7,689	1,061	(196,683)
Other Provisions	80,029	—	80,029	26,949	—	138,321	(46,629)	51,753	250,423
Other Deferred Taxes	(133,318)	(302,459)	(435,777)	(130,901)	5	(542,490)	216,005	(73,615)	(966,773)
Amortization PPA - (Enel Distribución Goiás)	(134,830)	—	(134,830)	12,105	—	(616,685)	54,726	2,285	(682,399)
Monetary Correction - Argentina	(2,883)	(302,459)	(305,342)	(111,518)	—	—	151,813	—	(265,047)
Other Deferred Taxes	4,395	—	4,395	(31,488)	5	74,195	9,466	(75,900)	(19,327)
Deferred Taxes Assets/(Liabilities)	(254,940)	(296,807)	(551,747)	232,755	60,144	60,358	128,374	(42,917)	(113,033)

Summary of Tax Years Potentially Subject to Examination	The following table presents a summary of tax years potentially subject to examination:

Country	Period
Chile	2016 - 2018
Argentina	2014 - 2018
Brazil	2014 - 2018
Colombia	2016 - 2018
Peru	2015 - 2018

Effects of Deferred Tax on Components of Other Comprehensive Income

The effects of deferred taxes on the components of other comprehensive income attributable to both controlling and non-controlling interests for the years ended December 31, 2019, 2018 and 2017, are as follows:

	December 31, 2019			December 31, 2018			December 31, 2017
Effects of Deferred Tax on the Components of Other	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax	Amount before Tax	Income Tax Expense (Benefit)	Amount After Tax
Comprehensive Income	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Available-for-sale financial assets	(598)	—	(598)	(458)	—	(458)	(829)	—	(829)
Cash flow hedges	5,906	(2,165)	3,741	(2,727)	1,354	(1,373)	12,735	(5,088)	7,647
Foreign currency translation	(765,005)	—	(765,005)	(1,575,134)	—	(1,575,134)	(95,501)	—	(95,501)
Actuarial gains (losses) from defined benefit pension plans	(576,143)	195,098	(381,045)	(177,527)	59,684	(117,843)	(4,941)	3,694	(1,247)
Components of other comprehensive income	(1,335,840)	192,933	(1,142,907)	(1,755,846)	61,038	(1,694,808)	(88,536)	(1,394)	(89,930)

Movements in Deferred Taxes for Components of Other Comprehensive Income

The following table presents the deferred taxes for the components of other comprehensive income for the years ended December 31, 2019, 2018 and 2017, are as follows:

	For the years ended December 31,
	2019	2018	2017
Deferred taxes of components of other comprehensive income	ThUS$	ThUS$	ThUS$

Total increases (decreases) for deferred taxes of other comprehensive income from continuing operations	193,778	60,144	821
Income tax of changes in cash flow hedge transactions	(845)	894	(1,292)
Deferred tax of actuarial gains (losses) from defined benefit plans	—	—	(896)
Other increases (decreases) for deferred taxes	—	—	(27)
Total income tax relating to components of other comprehensive income	192,933	61,038	(1,394)